united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016

Shares		Value
	COMMON STOCKS - 86.0%
	ADVERTISING - 0.9%
39,900	Relia, Inc.	$ 386,330

	AUTO MANUFACTURERS - 1.2%
825,000	Geely Automobile Holdings, Ltd.	542,141

	AUTO PARTS & EQUIPMENT - 4.8%
56,000	Calsonic Kansei Corp.	439,355
1,945	Hyundai Mobis Co., Ltd.	442,740
17,900	Koito Manufacturing Co., Ltd.	895,437
16,400	TS Tech Co., Ltd.	379,756
		2,157,288
	BEVERAGES - 1.6%
26,300	Coca-Cola West Co., Ltd.	730,284

	CHEMICALS - 3.9%
29,000	Nissan Chemical Industries, Ltd.	932,193
3,385	Terra Nitrogen Co. LP	363,989
47,800	Toagosei Co., Ltd.	483,838
		1,780,020
	COAL - 1.4%
812,700	Tambang Batubara Bukit Asam Persero Tbk PT	610,517

	COMMERCIAL SERVICES - 2.9%
12,096	Cintas Corp.	1,297,538

	COMPUTERS - 2.6%
8,168	Cap Gemini SA	785,442
14,247	Insight Enterprises, Inc. *	378,970
		1,164,412
	DISTRIBUTION/WHOLESALE - 0.8%
20,900	Canon Marketing Japan, Inc.	362,866

	ELECTRIC - 1.1%
179,200	Cia Energetica de Minas Gerais	504,242

	ELECTRONICS - 5.0%
31,070	AVX Corp.	424,416
17,892	Sanmina Corp. *	453,383
6,681	Tech Data Corp. *	520,650
18,000	Tokyo Seimitsu Co., Ltd.	429,292
34,054	Vishay Intertechnology, Inc.	453,940
		2,281,681
	ENGINEERING & CONSTRUCTION - 4.0%
7,960	Fluor Corp.	426,019
80,900	Hazama Ando Corp.	501,920
23,000	Maeda Road Construction Co., Ltd.	438,427
80,534	WorleyParsons, Ltd.	451,996
		1,818,362
	ENTERTAINMENT - 1.1%
29,359	Eros International PLC *	511,140

	FOOD - 3.2%
369,951	Metcash, Ltd. *	607,711
31,100	Yamazaki Baking Co., Ltd.	859,010
		1,466,721
	HEALTHCARE-PRODUCTS - 1.1%
5,846	Medtronic PLC	512,285

	HEALTHCARE-SERVICES - 2.6%
6,462	Magellan Health, Inc. *	442,453
5,142	UnitedHealth Group, Inc.	736,334
		1,178,787
	INSURANCE - 1.5%
8,265	The Hanover Insurance Group, Inc.	680,540

	INTERNET - 0.9%
77,000	Gree, Inc.	391,207

	IRON/STEEL - 2.3%
61,668	Kumba Iron Ore, Ltd. *	602,797
37,314	Labrador Iron Ore Royalty Corp.	428,936
		1,031,733
	MACHINERY-CONSTRUCTION & MINING - 1.0%
91,653	Outotec OYJ	443,594

	MACHINERY-DIVERSIFIED - 3.0%
8,030	AGCO Corp.	386,725
16,644	Metso OYJ	461,995
9,749	SFA Engineering Corp.	525,637
		1,374,357
	MEDIA - 0.9%
22,134	Metropole Television SA	403,026

	METAL FABRICATE/HARDWARE - 0.9%
31,087	Tenaris SA	415,970

	MINING - 5.2%
165,107	Alacer Gold Corp. *	422,473
28,770	BHP Billiton, Ltd.	427,089
75,819	Centerra Gold, Inc.	448,599
68,831	Iluka Resources, Ltd.	367,469
139,275	OZ Minerals, Ltd.	676,820
		2,342,450
	OIL & GAS - 1.8%
345,000	CNOOC, Ltd.	412,529
6,442	Helmerich & Payne, Inc. ^	399,211
		811,740
	OIL & GAS SERVICES - 1.7%
42,981	John Wood Group PLC	376,661
12,797	Oil States International, Inc. *	395,683
		772,344
	PHARMACEUTICALS - 4.7%
37,305	Recordati SpA	1,210,786
12,902	VCA, Inc. *	920,429
		2,131,215
	RETAIL - 9.5%
8,832	Big Lots, Inc.	469,686
11,775	Coach, Inc.	507,620
22,200	Doutor Nichires Holdings Co., Ltd.	426,865
2,552	GS Home Shopping, Inc.	387,502
444,952	Myer Holdings, Ltd.	451,745
11,007	Nu Skin Enterprises, Inc.	587,774
4,300	Shimamura Co., Ltd.	631,871
5,803	The Children's Place, Inc.	485,015
706,500	Xtep International Holdings, Ltd.	363,223
		4,311,301
	SEMICONDUCTORS - 4.1%
32,912	Kulicke & Soffa Industries, Inc. *	413,375
39,034	Marvell Technology Group, Ltd.	458,650
364	Samsung Electronics Co., Ltd.	500,068
15,318	SK Hynix, Inc.	470,381
		1,842,474
	SOFTWARE - 3.8%
21,300	DeNA Co., Ltd.	551,074
12,818	ManTech International Corp.	506,439
43,900	Nexon Co., Ltd.	660,537
		1,718,050
	TELECOMMUNICATIONS - 3.8%
13,377	NETGEAR, Inc. *	687,979
23,000	NTT DOCOMO, Inc.	617,865
238,000	SmarTone Telecommunications Holdings, Ltd.	423,812
		1,729,656
	TEXTILES - 1.2%
97,177	Cia Hering	555,297

	WATER - 1.5%
71,078	Cia de Saneamento Basico do Estado de Sao Paulo	674,736

	TOTAL COMMON STOCKS (Cost - $30,599,651)	38,934,304

	EXCHANGE TRADED FUNDS AND NOTES - 9.1%
	EQUITY FUNDS - 9.1%
13,373	iPATH S&P 500 VIX Short-Term Futures ETN *^	136,137
65,905	Vanguard Total World Stock ETF ^	3,985,934
	TOTAL EXCHANGE TRADED FUNDS AND NOTES - (Cost - $4,012,519)	4,122,071

	SHORT-TERM INVESTMENTS - 3.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.1%
513,267	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.42%	513,267

	MONEY MARKET FUND - 2.5%
1,141,860	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.37%	1,141,860

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,655,127)	1,655,127

	TOTAL INVESTMENTS - 98.7% (Cost - $36,267,297) (a)	44,711,502
	OTHER ASSETS AND LIABILITIES - NET - 1.3%	592,074
	TOTAL NET ASSETS - 100.0%	$ 45,303,576

* Non-income producing security.
^ All or a portion of the security is on loan. Total loaned securities had a value of $510,206 at July 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,267,297 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 8,821,331
Unrealized Depreciation:	(377,126)
Net Unrealized Appreciation:	$ 8,444,205

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,934,304	$ -	$ -	$ 38,934,304
Exchange Traded Funds and Notes	4,122,071	-	-	4,122,071
Short-Term Investments	1,655,127	-	-	1,655,127
Total	$ 44,711,502	$ -	$ -	$ 44,711,502

There were no transfers into or out of levels during the period. It is the Fund's policy to record transfers between any level at the end of the period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 9/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 9/29/16

By

/s/ James Colantino

James Colantino, Principal Financial Officer

Date 9/29/2016